Acquisition - Identifiable intangible assets acquired (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	May 12, 2016	Jul. 03, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Goodwill	$ 9,951		$ 2,766	$ 2,559
SanDisk [Member]
Business Acquisition [Line Items]
Intangible Assets Acquired	4,955	$ 4,955
Goodwill		$ 7,183
Existing Technology [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 1,360
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 6 months
Trade names and trademarks [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 610
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Customer Relationships [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 475
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Supply Commitment [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 130
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 6 months
Order or Production Backlog [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 50
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 month
In-Process Research and Development [Member] | SanDisk [Member]
Business Acquisition [Line Items]
In-process research and development	$ 2,330
Unclassified Indefinite-lived Intangible Assets [Member] | SanDisk [Member]
Business Acquisition [Line Items]
In-process research and development	$ 2,330